Financial Instrument Risk Exposure and Risk Management - Schedule of Contractual Cash Flow Commitments (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 05, 2024	Dec. 01, 2024
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities		$ 12,839
Lease liabilities		433
Senior loan principal and interest	[1]	71,927
Other long-term liability		240
Exploration expenses and other		2,232
Contractual cash flow commitments		87,671
Less than 1 Year [Member]
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities				$ 12,839
Lease liabilities				216
Senior loan principal and interest	[1]
Other long-term liability
Exploration expenses and other				820
Contractual cash flow commitments				$ 13,875
1-3 Years [Member]
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities
Lease liabilities		217
Senior loan principal and interest	[1]	71,927
Other long-term liability
Exploration expenses and other		1,412
Contractual cash flow commitments		73,556
4-5 Years [Member]
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities
Lease liabilities
Senior loan principal and interest	[1]
Other long-term liability
Exploration expenses and other
Contractual cash flow commitments
5 Years [Member]
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities
Lease liabilities
Senior loan principal and interest	[1]
Other long-term liability			240
Exploration expenses and other
Contractual cash flow commitments			$ 240

[1]	The interest is calculated using the interest rate in effect at December 31, 2024.